Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	9,627,553	3,140,388
Ordinary shares, shares outstanding	9,627,553	3,140,388
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	9,843,096	3,949,993
Ordinary shares, shares outstanding	9,843,096	3,949,993